Income Taxes, Components of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Federal Income Tax Expense (Benefit) [Abstract]
Current									$ 0	$ 0
Deferred									0	0
Total federal income tax (benefit) provision									0	0
State Income Tax Expense (Benefit) [Abstract]
Current									0	0
Deferred									0	0
Total state income tax (benefit) provision									0	0
International (Non-US) Income Tax Expense (Benefit) [Abstract]
Current									(71,731)	0
Deferred									(850,779)	0
Total international income tax (benefit) provision									(922,510)	0
Total income tax (benefit) provision	$ (871,575)	$ (50,935)	$ 0	$ 0	$ 0	$ (3,101)	$ 3,101	$ 0	$ (922,510)	$ 0